GMO MAC Implementation Fund Investment Objectives and Goals - GMO MAC Implementation Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GMO MAC IMPLEMENTATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return and capital preservation.